Other Current Receivables	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT RECEIVABLES	NOTE 3 – OTHER CURRENT RECEIVABLES
	December 31,
	2018	2017
	USD in thousands
Governmental institutes	175	251
Prepaid expenses	207	194
Other receivables	89	37
	471	482